Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2012 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2011 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2010 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2012 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2010 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2012 Discovery Producer Services LLC [Member]		Dec. 31, 2011 Discovery Producer Services LLC [Member]		Dec. 31, 2010 Discovery Producer Services LLC [Member]	Dec. 31, 2012 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2011 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2010 Laurel Mountain Midstream, LLC [Member]	Dec. 31, 2012 Aux Sable Liquid Products LP [Member]	Dec. 31, 2011 Aux Sable Liquid Products LP [Member]	Dec. 31, 2010 Aux Sable Liquid Products LP [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Investments
Equity Method Investments	$ 1,800	$ 1,383			$ 454	$ 433		$ 348	$ 355				$ 350	[1]	$ 182	[1]		$ 444	[1]	$ 291	[1]					$ 204	$ 122
Dividends and distributions
Equity method investment, dividends or distributions	172	169	133		28	19	0	78	60	39			21		40		44						28	35	28
Summarized Financial Position of Equity Method Investments
Current assets	366	293
Noncurrent assets	5,225	4,409
Current liabilities	247	235
Noncurrent liabilities	1,301	1,257
Summarized Results of Operations of Equity Method Investments
Revenues	1,213	1,242	1,050
Operating income	378	535	506
Net income	309	460	402
Equity Method Investment, Ownership Percentage				49.00%	50.00%			50.00%			1.00%	24.50%	60.00%					51.00%
Equity Method Investment, payments to purchase or contributions	471	197	476	424									169					174		137		43
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	59
Proportionate share of amounts remaining for capital projects													$ 189					$ 55

[1]	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.